Investees (Tables)	12 Months Ended
Dec. 31, 2017
Investees [Abstract]
Schedule of material subsidiaries held directly and indirectly by the Company
	Principal
	location of the
	company’s	Ownership
	activity	interest

B Communications (SP1) Ltd. and B Communications (SP2) Ltd. (1)	Israel	100%
Bezeq - The Israel Telecommunication Corp. Limited	Israel	26.34%

Subsidiaries of Bezeq - The Israel Telecommunication Corp. Limited
Pelephone Communications Ltd.	Israel	100%
Bezeq International Ltd.	Israel	100%
DBS	Israel	100%
Walla! Communications Ltd.	Israel	100%

(1)	Held by B Communications (SP1) Ltd.

Schedule of dividends cash declared and paid
	2016	2017
	NIS	NIS
Distribution of a regular dividend (see section B4 above)
2017 (NIS 0.47 per share)	-	1,286
2016 (NIS 0.52 per share)	1,441	-

Summary information of the group's subsidiaries including fair value adjustments

	December 31,							Year ended December 31,
Cash flow
													Total			from
	Rate of												comprehensive			financing
	ownership											Profit	Income			activities		Total
	interests						Carrying					(loss)	(loss)	Cash	Cash	without	Dividend	increase
	held by						amount of					attributable	attributable	flow	flow	dividend to	paid to	(decrease)
	non-		Non-		Non-		non-			Other	Total	to non-	to non-	from	from	non-	non-	in cash
	controlling	Current	current	Current	current	Total net	controlling			comprehensive	comprehensive	controlling	controlling	operating	investing	controlling	controlling	and cash
	interests	assets	assets	liabilities	liabilities	assets	interests	Revenues	Profit	income	income	interests	interests	activities	activities	interests	interests	equivalents
	%	NIS
2017

Bezeq Group	73.66	4,823	12,367	3,857	10,848	2,485	1,840	9,789	858	(8)	850	663	657	3,525	(1,148)	104	(948)	1,533

2016

Bezeq Group	73.66	3,559	13,083	3,966	10,270	2,406	2,131	10,084	989	(15)	974	724	713	3,526	(1,567)	(804)	(1,062)	93

2015

Bezeq Group	69.44	3,771	14,426	4,905	10,041	3,251	2,346	9,985	1,336	7	1,343	926	931	3,740	283	(2,896)	(1,232)	(105)